Interest expense (Tables)	12 Months Ended
Dec. 31, 2017
Interest Expense [Abstract]
Schedule of debt	Interest expense

(In millions of U.S. dollars)	Years ended December 31
	2017	2016	2015
Gross interest expense	81.5	106.0	105.0
Capitalized interest	—	—	7.3
Net interest expense	81.5	106.0	97.7